Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Accounts receivable	1,077,771	1,206,436	173,763
Allowance for doubtful accounts	(2,315)	(512)	(74)

Total	1,075,456	1,205,924	173,689

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Beginning balance	335	2,315	333
Additions charged to bad debt expense	2,621	2,792	402
Reversal	(442)	(489)	(70)
Write off	(199)	(4,106)	(591)

Ending balance	2,315	512	74